Additional Information-Condensed Financial Statements of Weibo Corporation - Statements of Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statements of Comprehensive Income (Loss)
Operating loss	$ 140,980	$ 37,503	$ (22,103)
Interest and other income (expenses), net	8,757	6,344	6,780
Investment related impairment	(40,161)	(8,005)	(2,521)
Change in fair value of investor option liability (Note 15)			(46,972)
Other income (loss), net
Share of income (loss) of subsidiaries, VIE, and VIE's subsidiaries	(130)	(6)	(5)
Net income (loss) attributable to Weibo	108,027	34,745	(65,325)
Other comprehensive loss
Currency translation adjustments (net of tax of nil, nil, and nil for 2014, 2015 and 2016 respectively)	(18,898)	(7,874)	(1,450)
Available-for-Sale securities:
Change in unrealized loss from available-for-sale securities (net of tax of nil, nil, and nil for 2014, 2015, and 2016, respectively)	(2,557)	(198)	(2,067)
Reclassification adjustment for net loss included in net income (loss) (net of tax of nil, nil, and nil for 2014, 2015, and 2016, respectively)	4,822
Net change, net of tax	2,265	(198)	(2,067)
Comprehensive income (loss) attributable to Weibo	91,668	26,946	(68,619)
Weibo Corporation
Statements of Comprehensive Income (Loss)
Operating loss	(1,891)	(1,279)	(1,086)
Interest and other income (expenses), net	1,763	4,759	5,034
Investment related impairment	(23,822)
Change in fair value of investor option liability (Note 15)			(46,972)
Other income (loss), net
Share of income (loss) of subsidiaries, VIE, and VIE's subsidiaries	131,977	31,265	(22,301)
Net income (loss) attributable to Weibo	108,027	34,745	(65,325)
Other comprehensive loss
Currency translation adjustments (net of tax of nil, nil, and nil for 2014, 2015 and 2016 respectively)	(18,624)	(7,601)	(1,227)
Available-for-Sale securities:
Change in unrealized loss from available-for-sale securities (net of tax of nil, nil, and nil for 2014, 2015, and 2016, respectively)	(2,557)	(198)	(2,067)
Reclassification adjustment for net loss included in net income (loss) (net of tax of nil, nil, and nil for 2014, 2015, and 2016, respectively)	4,822
Net change, net of tax	2,265	(198)	(2,067)
Comprehensive income (loss) attributable to Weibo	$ 91,668	$ 26,946	$ (68,619)